STOCK BASED COMPENSATION - Stock based compensation expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
STOCK BASED COMPENSATION
Intrinsic value of outstanding options	$ 0
Stock-based compensation expense	764,000	$ 0
Unrecognized stock compensation expense	$ 3,205,000
Unrecognized stock compensation expense expected to be recognized over the remaining weighted average service period	3 years 25 days
Research and Development Expense [Member]
STOCK BASED COMPENSATION
Stock-based compensation expense	$ 100,000
General and Administrative Expense [Member]
STOCK BASED COMPENSATION
Stock-based compensation expense	$ 664,000